Basis of preparation - Standards applied (Details) - ZAR (R) R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction		R 365,559
Finance costs	[1]	(252)	R (1,689)	R (3,759)
Pro forma results before amendment
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction		364,610
Finance costs		(1,201)
Adjustment on adoption of IAS 23 amendment
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction		949
Finance costs		R 949

[1]	Finance costs decreased mainly due to the adoption of the amendment to IAS 23 'Borrowing Costs' on 1 July 2018, which resulted in a higher capitalisation of costs.